PIPE subscription obligation - Assumptions (Details) - PIPE financing $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares Y	Jan. 31, 2026 Y $ / shares
PIPE subscription obligation
Increase (decrease) in fair value upon increase in measurement input	$ 11.1
Increase (decrease) in fair value upon decrease in measurement input	$ 11.1
Fair value of common shares
PIPE subscription obligation
Preferred shares and warrants, measurement input | $ / shares	9.69	7.52
Expected term (years)
PIPE subscription obligation
Preferred shares and warrants, measurement input | Y	5	5.7
Expected volatility
PIPE subscription obligation
Preferred shares and warrants, measurement input	0.80	0.80
Risk-free interest rate
PIPE subscription obligation
Preferred shares and warrants, measurement input	0.0411	0.0383
Expected dividend
PIPE subscription obligation
Preferred shares and warrants, measurement input	0.12	0.12
Weighted average discount rate
PIPE subscription obligation
Preferred shares and warrants, measurement input	0.461	0.461
Percentage of increase in measurement input	10.00%
Percentage of decrease in measurement input	10.00%